Note 18. Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted (Loss) Earnings Per Share
In 2014, 2013 and 2012, basic and diluted loss per share (EPS) were calculated as follows:

	2014		2013		2012
	Basic	Diluted	Basic	Diluted	Basic	Diluted
In millions, except per share amounts
EPS Numerator:
Net loss attributable to common stockholders	$(1,180.4)	$(1,180.4)	$(586.7)	$(586.7)	$(150.6)	$(150.6)
Adjustment for net income attributable to redeemable interest holder	(5.2)	(5.2)	—	—	—	—
Adjustment of redeemable noncontrolling interest	—	—	(6.8)	(6.8)	(1.6)	(1.6)
Adjusted net loss to common stockholders	$(1,185.6)	$(1,185.6)	$(593.5)	$(593.5)	$(152.2)	$(152.2)

EPS Denominator:
Weighted-average shares outstanding	269.2	269.2	241.7	241.7	230.9	230.9
Loss per share	$(4.40)	$(4.40)	$(2.46)	$(2.46)	$(0.66)	$(0.66)